Accrued expenses (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Bonuses, Current	$ 320	$ 630
General and Administrative Expense [Member]
Professional Fees	$ 5,738	$ 4,970	$ 4,645